SHARE-BASED COMPENSATION - Share Option Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares
Number of shares
Outstanding at the beginning of the period (in shares) | shares	6,089,905	6,089,905
Granted (in shares) | shares	1,157,400	1,157,400
Exercised (in shares) | shares	(1,117,754)	(1,117,754)
Forfeited (in shares) | shares	(334,720)	(334,720)
Outstanding at the end of the period (in shares) | shares	5,794,831	5,794,831		6,089,905
Vested and expected to vest at the end of the period (in shares) | shares	5,561,729						5,561,729
Exercisable at the end of the period (in shares) | shares	3,299,485						3,299,485
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 28.19
Granted (in dollars per share) | $ / shares	34.27		$ 31.40		$ 30.80
Exercised (in dollars per share) | $ / shares	21.54
Forfeited (in dollars per share) | $ / shares	29.86
Outstanding at the end of the period (in dollars per share) | $ / shares	30.58		$ 28.19
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	30.50
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 29.05
Weighted average remaining contractual life
Outstanding at the end of the period	3 years 4 months 10 days	3 years 4 months 10 days
Vested and expected to vest at the end of the period	3 years 3 months 15 days	3 years 3 months 15 days
Exercisable at the end of the period	2 years 3 months 4 days	2 years 3 months 4 days
Aggregate intrinsic value
Outstanding at the end of the period | $	$ 19,272
Vested and expected to vest at the end of the period | $	18,926
Exercisable at the end of the period | $	15,696
Total intrinsic value of options exercised	12,095	¥ 83,976		¥ 92,723		¥ 102,575
Unrecognized share-based compensation cost related to non-vested share options	$ 25,871						¥ 179,622
Weighted average vesting period	2 years 8 months 23 days	2 years 8 months 23 days
Cash received from the exercise of share options	$ 23,116	¥ 160,493